Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2024	2023	2024	2023

Current income tax benefit/(expense)	(8.1)	(18.0)	(18.6)	(33.6)
Deferred income tax benefit/(expense)	(3.8)	28.0	(17.7)	36.5
Income tax benefit / (expense)	(11.8)	10.0	(36.3)	2.9